Pension and other postretirement benefits, Defined Contribution Plans (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension and other postretirement benefits [Abstract]
Defined contribution plan, cost	$ 21	$ 20	$ 69	$ 63	$ 78	$ 70	$ 66
Contributions to union-sponsored multiemployer pension plans	$ 10	$ 9	$ 27	$ 26	$ 35	$ 35	$ 33